Supplement to the

Fund	Class I	Class II	Class III	Class IV	Institutional Class	Select Class
Government Portfolio	FIGXX	FCVXX	FCGXX			FGEXX
Money Market Portfolio	FMPXX	FCIXX	FCOXX		FNSXX	FMYXX
Prime Money Market Portfolio	FIDXX	FDOXX	FCDXX	FDVXX	FIPXX	FDIXX
Tax-Exempt Portfolio	FTCXX	FEXXX	FETXX			FSXXX
Treasury Only Portfolio	FSIXX	FOXXX	FOIXX	FOPXX		FTYXX
Treasury Portfolio	FISXX	FCEXX	FCSXX	FTVXX		FTUXX

Funds of Fidelity Colchester Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2011

The following information replaces the third and fourth paragraphs found in the "Fund Holdings Information" section on page 39.

A full list of holdings may be obtained from each fund more frequently, including daily, upon request. A full list of each fund's holdings (as of the previous business day) may also be obtained on a continuous basis by submitting a standing request to the fund. A fund may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. FMR reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the fund or its shareholders.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third-parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

IMMB-11-02 August 10, 2011
1.480584.119

Supplement to the

Money Market Portfolio

Class F (FMMXX)

A Fund of Fidelity Colchester Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2011

The following information replaces the third and fourth paragraphs found in the "Fund Holdings Information" section beginning on page 29.

A full list of holdings may be obtained from the fund more frequently, including daily, upon request. A full list of the fund's holdings (as of the previous business day) may also be obtained on a continuous basis by submitting a standing request to the fund. The fund may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. FMR reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the fund or its shareholders.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of the fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third-parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

IMM-FB-11-01 August 10, 2011
1.913479.101